3. EQUIPMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
EQUIPMENT

At March 31, 2015 and December 31, 2014 equipment is as follows:

	As of March 31, 2015	As of December 31, 2014

Automobile	$41,805	$41,805
Laboratory Equipment	36,822	-
Office Equipment	8,017	5,560
Less Accumulated Depreciation	(6,807)	(4,174)

Total Property and Equipment	$79,837	$43,191

Depreciation and amortization expense for the three months ended March 31, 2015 and 2014 was $2,632 and $1,548 respectively.

On November 10, 2014, the Company sold to the officer of the Company a used automobile for the price of $14,504. The Company recorded a gain on the sale of the asset of $8,956 as donated capital due to the transaction being with a related party.

At December 31, 2014 and December 31, 2013 equipment is as follows:

	As of December 31, 2014	As of December 31, 2013

Automobile	$41,805	$25,828
Office Equipment	5,560	5,560
Less Accumulated Depreciation	(4,174)	(17,295)

Total Property and Equipment	$43,191	$14,093

Depreciation and amortization expense for the years ended December 31, 2014 and 2013 was $7,159 and $5,888, respectively.

On November 10, 2014, the Company sold to the officer of the Company a used automobile for the price of $14,504. The Company recorded a gain on the sale of the asset of $8,956 as donated capital due to the transaction being with a related party.